Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt

Debt consists of the following

(Dollars in thousands):	Maturity Date	Interest Rate	September 30, 2024	December 31, 2023
Convertible Note	January 24, 2025	*18%	$3,370	$8,474

*	Default interest was waived on March 10, 2023, and no further default interest applied on the Convertible Note for the remainder of the year.

(Dollars in thousands):

	Maturity Date	Interest Rate	December 31, 2023	December 31, 2022
Convertible Note	July 25, 2024	*18%	$8,474	$12,254
Less: discount from issuance of warrants			-	(475)
Less: debt issuance costs			-	(42)
Total convertible notes, net of discount and issuance costs			$8,474	$11,737

*	Default interest was waived on March 10, 2023, and no further interest applied on the Convertible Note for the remainder of the year.

Schedule of Financing Debt

NYDIG financing

(Dollars in thousands)	Maturity Dates	Interest Rate	January 1, 2024 - September 30, 2024	January 1, 2023 - December 31, 2023
NYDIG Loans #1-11	April 25, 2023 thru January 25, 2027*	12% thru 15%	$9,183	$10,546

Less: repossession of collateralized assets			—	(1,363)
Total outstanding debt			$9,183	$9,183

*	Due to event of default- the entire NYDIG Financing became current, see note below.

NYDIG Financing

(Dollars in thousands)	Maturity Dates	Interest Rate	December 31, 2023	December 31, 2022
NYDIG Loans #1-11	April 25, 2023 thru January 25, 2027*	12% thru 15%	$10,546	$14,387

Less: principal payments			—	(3,841)
Less: repossession of collateralized assets			(1,363)	-
Total outstanding debt			$9,183	$10,546

*	Due to event of default- the entire NYDIG Financing became current, see note below.

Schedule of Navitas Term Loan

Navitas term loan

(Dollars in thousands)	Maturity Date	Interest Rate	January 1, 2024- September 30, 2024	May 9, 2023- December 31, 2023
Term Loan and capitalized interest (excludes debt issuance cost)	May 9, 2025	15%	$1,707	$2,254
Less: principal and capitalized interest payments			(1,409)	(547)
Less: debt issuance costs			(6)	(26)
Total outstanding debt			$292	$1,681

Navitas Term Loan

(Dollars in thousands)	Maturity Dates	Interest Rate	December 31, 2023
Term Loan and capitalized interest	May 9, 2025	15%	$2,254
Less: principal and capitalized interest payments			(547)
Less: debt issuance costs			(25)
Total outstanding debt			1,682

Schedule of Total Debt Outstanding

The following table represents total debt outstanding by agreement as of September 30, 2024:

(Dollars in thousands):	Convertible notes payable	Current portion of debt	Long term debt	Total
Convertible Notes	$3,370	$-	$-	$3,370
NYDIG financing	-	9,183	-	9,183
Navitas term loan	-	292	-	292
June 2024 secured note	-	3,781	8,100	11,881
July 2024 additional secured note	-	1,273	-	1,273
Total Debt	$3,370	$14,529	$8,100	$25,999

The following table represents total debt outstanding by agreement as of December 31, 2023:

(Dollars in thousands):	Convertible notes payable	Current portion of debt	Long term debt	Total
Convertible Notes	$8,474	$-	$-	$8,474
NYDIG financing	-	9,183	-	9,183
Navitas term loan	-	1,681	-	1,681
Total Debt	$8,474	$10,864	$-	$19,338

Schedule of Changes in Level 3 Financial Liabilities Carried at Fair Value

Changes in Level 3 Financial Liabilities Carried at Fair Value

(in thousands)
Balance January 1, 2023	$12,254
Conversions of debt (January 2023- June 30, 2023)	(1,795)
Total revaluation losses, net (January 2023- June 30, 2023)	251
Balance June 30, 2023	10,710
Conversions of debt (July 1, 2023- September 30, 2023)	(650)
Total revaluation losses (July 1, 2023- September 30, 2023)	736
Balance September 30, 2023	10,796
Conversions of debt (October 1, 2023- December 31, 2023)	(3,569)
Total revaluation losses (October 1, 2023- December 31, 2023)	1,247
Balance December 31, 2023	8,474
Conversions of debt (January 1, 2024- June 30, 2024)	(3,712)
Extension fee	325
Total revaluation losses, net (January 1, 2024- June 30, 2024)	2,764
Balance June 30, 2024	7,851
Conversions of debt (July 1, 2024- September 30, 2024)	(2,166)
Total revaluation gains (July 1, 2024- September 30, 2024)	(2,315)
Balance September 30, 2024	$3,370

Schedule of Fair Value Assumptions For Convertible Notes

The following table represents the significant and subjective fair value assumptions used for Convertible Notes during the nine months ended September 30, 2024:

Nine months ended September 30, 2024
Stock price	$2.88 – 6.09
Conversion price	$3.78
Volatility	80.0 – 115%
Risk-free interest rate	4.73- 5.46%

The following table represents the significant and subjective fair value assumptions used for Convertible Notes during the years ended December 31, 2023 and 2022:

	2023	2022
Stock price (1)	$3.60 – 6.75	$6.5
Conversion price (1)	$3.78 – 7.99	$7.99
Volatility	87.50 – 150%	65 – 105%
Risk-free interest rate	4.64- 5.50%	4.12 – 4.76%

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

Schedule of Fair Value Assumptions For Warrants Issued

The following table represents the significant fair value assumptions used for warrants issued or repriced during the nine months ended September 30, 2024:

Nine months ended September 30, 2024
Stock price	$2.88- 4.07
Exercise price	$0.01- 20.00
Expected term in years	2.68 – 8.77
Expected dividend yield	0.00%
Volatility	110.0 – 137.50%
Risk-free interest rate	4.28- 4.44%

The following table represents the significant fair value assumptions used for warrants issued or repriced during the years ended December 31, 2023 and 2022:

	2023	2022
Stock price (1)	$2.93- 5.00	$14.25 - 259.25
Exercise price (1)	$0.01- 20.00	$19.00 – 331.50
Expected term in years	1.16- 5.00	2.00 – 5.00
Expected dividend yield	0.00%	0.00%
Volatility	108.50 – 140%	125 - 150%
Risk-free interest rate	3.36- 5.25%	1.18 – 4.41%

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

Schedule of Secured Note Financing

June 2024 secured note and July 2024 additional secured note

(Dollars in thousands)	Maturity Date	Interest Rate	June 20, 2024- September 30, 2024
Term Loan and capitalized interest (excludes debt issuance cost)	June 20, 2027	9%	$14,057
Less: principal and capitalized interest payments			-
Less: debt discount			(280)
Less: debt issuance costs			(623)
Total outstanding note			13,154
(Less) Current note outstanding			5,054
Long-term note outstanding			$8,100